2024 Quarterly Report | September 30, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2024 (unaudited)
Balanced Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — 56 .5%
Communication Services — 5.1%
Alphabet Inc ....................... 34,713 5,803,666
Alphabet Inc ....................... 6,134 1,017,324
Comcast Corp ...................... 4,623 193,103
Meta Platforms Inc ................... 14,732 8,433,186
Netflix Inc
(1)
........................ 6,344 4,499,609
Telephone and Data Systems Inc ......... 5,113 118,877
Verizon Communications Inc ............ 20,176 906,104
20,971,869
Consumer Discretionary — 7.4%
Abercrombie & Fitch Co
(1)
............... 672 94,013
Amazon.com Inc
(1)
................... 68,528 12,768,822
Best Buy Co Inc ..................... 4,583 473,424
Burlington Stores Inc
(1)
................ 2,032 535,391
Crocs Inc
(1)
........................ 3,130 453,255
Frontdoor Inc
(1)
...................... 2,330 111,817
Helen of Troy Ltd
(1)
................... 1,076 66,551
Hovnanian Enterprises Inc
(1)
............. 1,080 220,720
Installed Building Products Inc ........... 990 243,807
Las Vegas Sands Corp ................. 11,760 591,998
La-Z-Boy Inc ....................... 3,261 139,995
Leggett & Platt Inc ................... 1,645 22,405
Lennar Corp ....................... 13,489 2,528,918
Lowe's Cos Inc ..................... 4,538 1,229,117
Lululemon Athletica Inc
(1)
............... 2,954 801,568
Mohawk Industries Inc
(1)
............... 16,130 2,591,768
Ross Stores Inc ..................... 20,471 3,081,090
TJX Cos Inc/The ..................... 28,236 3,318,860
TopBuild Corp
(1)
..................... 749 304,701
Valvoline Inc
(1)
...................... 4,038 168,990
Whirlpool Corp ...................... 7,725 826,575
30,573,785
Consumer Staples — 2.4%
Altria Group Inc ..................... 33,751 1,722,651
Bunge Global SA .................... 17,488 1,690,040
Costco Wholesale Corp ................ 904 801,414
Kimberly-Clark Corp .................. 5,337 759,348
Kroger Co/The ...................... 22,619 1,296,069
Molson Coors Beverage Co ............. 10,234 588,660
Target Corp ........................ 4,413 687,810
Walmart Inc ....................... 29,318 2,367,429
9,913,421
Energy — 0.4%
Civitas Resources Inc ................. 907 45,958
Devon Energy Corp ................... 1,759 68,812
EOG Resources Inc ................... 10,623 1,305,886
Murphy Oil Corp ..................... 3,107 104,830
Ovintiv Inc ......................... 2,633 100,870
Teekay Corp
(1)
...................... 1,515 13,938
1,640,294
Financials — 10.5%
Ally Financial Inc .................... 15,061 536,021
American Express Co ................. 8,197 2,223,026
American International Group Inc ......... 15,335 1,122,982
Bank of New York Mellon Corp/The ........ 51,493 3,700,287
Berkshire Hathaway Inc
(1)
.............. 49,760 22,902,538
Block Inc
(1)
........................ 3,516 236,029
Capital One Financial Corp .............. 10,380 1,554,197
Comerica Inc ....................... 10,598 634,926
Commerce Bancshares Inc/MO ........... 1,418 84,229
East West Bancorp Inc ................ 13,875 1,148,018
Enstar Group Ltd
(1)
................... 1,141 366,934
Euronet Worldwide Inc
(1)
............... 3,722 369,334
First American Financial Corp ............ 11,940 788,159
International Money Express Inc
(1)
......... 440 8,136
Mastercard Inc ..................... 472 233,074
Medley Management Inc
(1) (2)
............. 101 0
MetLife Inc ........................ 22,698 1,872,131
NerdWallet Inc
(1)
..................... 1,436 18,252
Northern Trust Corp .................. 15,120 1,361,254
PROG Holdings Inc ................... 1,589 77,051
Prosperity Bancshares Inc .............. 139 10,018
State Street Corp .................... 33,485 2,962,418
Stewart Information Services Corp ........ 4,329 323,549
Synchrony Financial .................. 6,555 326,963
US Bancorp ........................ 6,547 299,394
43,158,920
Health Care — 8.4%
AbbVie Inc ........................ 33,344 6,584,773
Amgen Inc ........................ 7,968 2,567,369
Bristol-Myers Squibb Co ............... 3,355 173,588
Centene Corp
(1)
..................... 15,713 1,182,875
Cigna Group/The .................... 1,920 665,165
CVS Health Corp .................... 2,041 128,338
Eli Lilly & Co ....................... 6,437 5,702,796
Encompass Health Corp ............... 11,685 1,129,238
Gilead Sciences Inc .................. 33,370 2,797,741
HCA Healthcare Inc ................... 8,431 3,426,611
Johnson & Johnson .................. 37,749 6,117,603
Medtronic PLC ...................... 29,237 2,632,207
Merck & Co Inc ..................... 10,625 1,206,575

2024 Quarterly Report | September 30, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2024 (unaudited)
Universal Health Services Inc ............ 1,622 371,454
34,686,333
Industrials — 4.7%
A O Smith Corp ..................... 8,407 755,201
Alaska Air Group Inc
(1)
................. 7,707 348,433
Allegion plc ........................ 7,815 1,138,958
Boise Cascade Co ................... 3,426 482,997
Broadridge Financial Solutions Inc ......... 7,863 1,690,781
BWX Technologies Inc ................. 4,470 485,889
Copart Inc
(1)
........................ 11,443 599,613
Delta Air Lines Inc ................... 21,171 1,075,275
EMCOR Group Inc .................... 2,846 1,225,288
Graco Inc ......................... 10,007 875,713
Huntington Ingalls Industries Inc .......... 4,228 1,117,799
Johnson Controls International plc ......... 6,293 488,400
MSC Industrial Direct Co Inc ............. 3,734 321,348
Norfolk Southern Corp ................. 1,037 257,695
Northrop Grumman Corp ............... 698 368,593
Paycom Software Inc ................. 5,814 968,438
Rollins Inc ......................... 7,642 386,532
RTX Corp ......................... 5,035 610,041
Sterling Infrastructure Inc
(1)
............. 117 16,967
Trane Technologies PLC ................ 4,833 1,878,732
United Airlines Holdings Inc
(1)
............ 4,862 277,426
Vertiv Holdings Co ................... 5,384 535,654
Waste Management Inc ................ 15,994 3,320,354
19,226,127
Information Technology — 14.8%
Amkor Technology Inc ................. 1,619 49,541
Apple Inc ......................... 42,881 9,991,273
Applied Materials Inc ................. 6,322 1,277,360
Asana Inc
(1)
........................ 3,251 37,679
Astera Labs Inc
(1)
.................... 3,358 175,926
Cirrus Logic Inc
(1)
.................... 3,441 427,407
Consensus Cloud Solutions Inc
(1)
.......... 1,598 37,633
First Solar Inc
(1)
..................... 1,260 314,294
Ichor Holdings Ltd
(1)
.................. 1,508 47,970
Lam Research Corp .................. 433 353,363
Lattice Semiconductor Corp
(1)
............ 2,427 128,801
Micron Technology Inc ................ 10,506 1,089,577
Microsoft Corp ...................... 32,147 13,832,854
Nutanix Inc
(1)
....................... 202 11,969
NVIDIA Corp ....................... 112,337 13,642,205
ON Semiconductor Corp
(1)
.............. 6,884 499,847
Oracle Corp ........................ 16,354 2,786,722
Palantir Technologies Inc
(1)
.............. 4,060 151,032
Photronics Inc
(1)
..................... 5,757 142,543
Qorvo Inc
(1)
........................ 531 54,852
QUALCOMM Inc ..................... 30,435 5,175,472
Skyworks Solutions Inc ................ 19,294 1,905,668
TD SYNNEX Corp .................... 4,772 573,022
Teradyne Inc ....................... 5,641 755,499
Texas Instruments Inc ................. 37,174 7,679,033
61,141,542
Materials — 0.8%
Ball Corp ......................... 29,343 1,992,683
Louisiana-Pacific Corp ................ 5,549 596,295
Steel Dynamics Inc ................... 2,800 353,024
Sylvamo Corp ...................... 3,695 317,216
3,259,218
Real Estate — 1.5%
CoStar Group Inc
(1)
................... 14,717 1,110,251
Jones Lang LaSalle Inc
(1)
............... 1,259 339,691
Simon Property Group Inc .............. 27,713 4,684,051
SITE Centers Corp ................... 4,684 283,382
6,417,375
Utilities — 0.5%
Clearway Energy Inc .................. 2,023 62,066
Entergy Corp ....................... 4,736 623,305
National Fuel Gas Co .................. 8,206 497,366
NRG Energy Inc ..................... 5,104 464,974
Vistra Corp ........................ 1,948 230,916
Xcel Energy Inc ..................... 3,994 260,808
2,139,435
Total Common Stocks (United States)
(Cost $ 186,702,729 ) ................ 233,128,319
Preferred Stock (United States) — 0 .0%
WESCO International Inc Series A Variable Pfd,
9.7% .......................... 994 25,695
Total Preferred Stock (United States)
(Cost $ 24,846 ) .................... 25,695
Warrants (United States) — 0 .0%
Chaparral Energy Inc A Warrants ,
Expiration Date 10/14/2024
(1) (2)
......... 3 0
Chaparral Energy Inc B Warrants ,
Expiration Date 10/14/2025
(1) (2)
......... 3 0
Chord Energy Corp ,
Expiration Date 11/19/2024
(1) (2)
......... 9 0
Civitas Resources Inc ,
Expiration Date 1/20/2025
(1) (2)
.......... 22 0
Civitas Resources Inc ,
Expiration Date 1/20/2026
(1) (2)
.......... 12 0
Total Warrants (United States)
(Cost $ 2,804 ) ..................... 0
Registered Investment Companies — 27 .3%
U.S. Fixed Income — 25.3%
Baird Core Plus Bond Fund - Class I ....... 2,012,109 20,946,058
BrandywineGLOBAL High Yield Fund - Class IS 1,111,104 11,511,042

2024 Quarterly Report | September 30, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2024 (unaudited)
Dodge & Cox Income Fund - Class I ........ 741,744 9,598,166
Fidelity Advisor High Income Advantage Fund -
Class Z ......................... 1,062,455 11,740,128
Fidelity Total Bond Fund - Class Z ......... 2,025,828 19,792,343
Frost Total Return Bond Fund - Class I ...... 1,249,487 12,532,354
iShares 20+ Year Treasury Bond ETF
(3)
...... 184,695 18,118,580
104,238,671
International Fixed Income — 2.0%
Eaton Vance Emerging Markets Debt
Opportunities Fund - Class R6 .......... 745,250 5,894,930
iShares J.P. Morgan USD Emerging Markets Bond
ETF
(3)
.......................... 25,585 2,394,244
8,289,174
Total Registered Investment Companies
(Cost $ 105,757,387 ) ................ 112,527,845
Money Market Registered Investment Companies — 15 .2%
Meeder Government Money Market Fund - Class
F , 4.80%
(4)
....................... 62,558,450 62,558,450
Total Money Market Registered Investment
Companies
(Cost $ 62,558,450 ) ................. 62,558,450
Total Investments — 99 .0%
(Cost $ 355,046,216 ) ................ 408,240,309
Other Assets less Liabilities — 1 .0% ....... 4,259,631
Total Net Assets — 100 .0% ............. 412,499,940
Trustee Deferred Compensation
(5)
Meeder Balanced Fund - Retail Class ....... 3,874 53,655
Meeder Conservative Allocation Fund - Retail
Class .......................... 1,157 26,644
Meeder Dynamic Allocation Fund - Retail Class 10,052 151,486
Meeder Muirfield Fund - Retail Class ....... 7,504 77,437
Total Trustee Deferred Compensation
(Cost $ 243,838 ) ................... 309,222
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Index Futures
Mini MSCI EAFE Futures -
Dec 2024 ......... 249 12/20/24 30,973,110 588,209
Mini MSCI Emg Mkt Futures
- Dec 2024 ........ 151 12/20/24 8,853,885 518,559
Russell 2000 Futures Mini
December 2024 ..... 212 12/20/24 23,841,520 369,028
S&P 500 Mini Futures
December 2024 ..... (27) 12/20/24 (7,849,237) (130,759)
S&P Mid Cap Futures EMini
December 2024 ..... (5) 12/20/24 (1,574,300) (7,726)
Total Futures Contracts .. 580 54,244,978 1,337,311
(1) Represents non-income producing securities.
(2) Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(3) Exchange-traded fund.
(4) Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2024.
(5) Assets of affiliates to the Balanced Fund held for the benefit of the Fund’s
Trustees in connection with the Trustee Deferred Compensation Plan.